Inventories - Summary of Classes of Inventories (Parenthetical) (Detail) - CLP ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Classes Of Inventories [Abstract]
Inventories pledged as collateral to hedge any liability	$ 0	$ 0